Leases - Summary of Future Minimum Lease Payments Under Finance and Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024		$ 532
2025		553
2026		575
2027		598
2028		623
Thereafter		2,621
Total minimum lease payments		5,502
Less: amount representing interest		(1,911)
Present value of minimum lease payments		3,591
Less: current portion of lease liabilities		(190)
Long-term portion of lease liabilities	$ 3,234	3,401	$ 3,592
2024		1,223
2025		1,119
2026		1,034
2027		937
2028		801
Thereafter		6,126
Total minimum lease payments		11,240
Less: amount representing interest		(4,829)
Present value of minimum lease payments		6,411
Less: current portion of lease liabilities		(609)
Long-term portion of lease liabilities	$ 5,464	$ 5,802	$ 4,848